Other capital reserve - Summary of Restricted Stock Unit Plan (Details) - 2016 Plan (RSU) - RSUs	12 Months Ended
	Mar. 31, 2019 EquityInstruments shares	Mar. 31, 2018 EquityInstruments	Mar. 31, 2017 EquityInstruments
Share based payments
Shares approved for issuance | shares	603,792
RSU's outstanding	280,886	547,390	0
Granted during the year		603,792
Vesting Schedule 1
Share based payments
Granted during the year	87,879
Vesting Schedule 1, First Vesting
Share based payments
Percentage of shares to vest	12.50%
Vesting Schedule 1, Second Vesting
Share based payments
Quarterly vesting, percentage of shares	12.50%
Vesting Schedule 2, Fully Vested
Share based payments
Granted during the year	4,300
Vesting Schedule 3
Share based payments
Granted during the year	7,277
Vesting period	4 years
Vesting Schedule 3, First Vesting
Share based payments
Percentage of shares to vest	6.25%
Vesting Schedule 4
Share based payments
Granted during the year	20,000
Vesting Schedule 4, First Vesting
Share based payments
Percentage of shares to vest	10.00%
Vesting Schedule 4, Second Vesting
Share based payments
Quarterly vesting, percentage of shares	8.333%
Vesting Schedule 5
Share based payments
Granted during the year	479,336
Vesting period	1 year
Vesting Schedule 5, First Vesting
Share based payments
Quarterly vesting, percentage of shares	25.00%
Vesting Schedule 6
Share based payments
Granted during the year	5,000